Scope of Consolidation and Summary of Material Accounting Policies - Leases and financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance income (costs), net
Impairment loss, right-of-use assets	€ 0
Low value leases of equipment with contract amounts	10
Decrease in net sales from application of hedge accounting	1,971	€ 953	€ 1,511
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	€ 0	€ 0
Minimum | Lease liabilities
Finance income (costs), net
Interest rate on borrowings	2.00%
Maximum | Lease liabilities
Finance income (costs), net
Interest rate on borrowings	7.50%